Rule 497(e) and (g)
                                                             File Nos. 2-85378
                                                                       811-3462

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 9, 2001

The accompanying Prospectus of The Flex-funds (the "Trust") dated April 30, 2001 describes seven separate series of the Trust. The series of the Trust known as The Muirfield Fund invests all of its investable assets in The Mutual Fund Portfolio. The series of the Trust known as The Dynamic Growth Fund invests all of its investable assets in The Growth Mutual Fund Portfolio. The series of the Trust known as The Aggressive Growth Fund invests all of its investable assets in The Aggressive Growth Mutual Fund Portfolio. The series of the Trust known as The Money Market Fund invests all of its investable assets in The Money Market Portfolio. The series of the Trust known as The Highlands Growth Fund invests all of its investable assets in The Growth Stock Portfolio.

There has been a change in the portfolio managers of the foregoing Portfolios.

With regard to The Mutual Fund Portfolio, Robert S. Meeder, Jr., formerly a co-portfolio manager of the Portfolio, has joined a team of persons employed by Meeder Asset Management, Inc. which will be jointly and primarily responsible for the day-to-day management of The Mutual Fund Portfolio. This team is replacing the previous arrangement which consisted of co-portfolio managers.

With regard to The Growth Mutual Fund Portfolio, Robert M. Wagner, formerly assistant portfolio manager of the Portfolio, has been promoted to portfolio manager of the Portfolio and is the person primarily responsible for the day-to-day management of The Growth Mutual Fund Portfolio. Mr. Wagner is replacing Philip A. Voelker.

With regard to The Aggressive Growth Mutual Fund Portfolio, Robert M. Wagner, formerly assistant portfolio manager of the Portfolio, has been promoted to portfolio manager of the Portfolio and is the person primarily responsible for the day-to-day management of The Aggressive Growth Mutual Fund Portfolio. Mr.Wagner is replacing Philip A. Voelker.

With regard to The Money Market Portfolio, Joseph A. Zarr, formerly assistant portfolio manager of the Portfolio, and Richard A. Clemens have been promoted to co-portfolio managers of the Portfolio and are the persons primarily responsible for the day-to-day management of The Money Market Portfolio. Messrs. Zarr and Clemens have replaced Philip A. Voelker.

With regard to The Growth Stock Portfolio, Joseph A. Zarr and Richard A. Clemens are the persons primarily responsible for managing the Portfolio's liquidity reserve and managing the futures contracts and related options of the Portfolio on behalf of Meeder Asset Management. Messrs. Zarr and Clemens have replaced Philip A. Voelker.

Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and has managed The Bond Portfolio since 1996. Mr. Zarr received his BS and MBA degrees from Miami University (Ohio).

Mr. Wagner has been associated with Meeder Asset Management as a portfolio analyst and assistant portfolio manager since 1996. Mr. Wagner received a Masters degree in Economics from the University of Oklahoma and a BS degree from Miami University (Ohio), and is a Chartered Financial Analyst charter holder.

Mr. Clemens has been associated with Meeder Asset Management as an investment analyst since 1999 and from 1997 to 1999 served as the Manager of Financial Reporting and Transfer Agency for Meeder Asset Management's sister company, Mutual Funds Service Co. From 1995 to 1997, Mr. Clemens was Manager of Financial Administration for BISYS, a mutual fund service company. Mr. Clemens received his B.S.B.A. degree in Accounting from The Ohio State University, and is a Certified Public Accountant and Chartered Financial Analyst charter holder.

                                                             Rule 497(e) and (g)
                                                             File Nos. 2-85378
                                                                       811-3462

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 9, 2001

The accompanying Prospectus of The Flex-funds (the "Trust") dated April 30, 2001 describes The Money Market Fund, a separate series of the Trust. The Money Market Fund invests all of its investable assets in The Money Market Portfolio.

Joseph A. Zarr, formerly assistant portfolio manager of the Portfolio, and Richard A. Clemens have been promoted to co-portfolio managers primarily responsible for the day-to-day management of The Money Market Portfolio. Messrs. Zarr and Clemens have replaced Philip A. Voelker.

Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and has managed The Bond Portfolio since 1996. Mr. Zarr received his BS and MBA degrees from Miami University (Ohio).

Mr. Clemens has been associated with Meeder Asset Management as an investment analyst since 1999 and from 1997 to 1999 served as the Manager of Financial Reporting and Transfer Agency for Meeder Asset Management's sister company, Mutual Funds Service Co. From 1995 to 1997, Mr. Clemens was Manager of Financial Administration for BISYS, a mutual fund service company. Mr. Clemens received his B.S.B.A. degree in Accounting from The Ohio State University, and is a Certified Public Accountant and Chartered Financial Analyst charter holder.